Income Taxes (Components Of Net Deferred Income Tax (Liabilities) Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred income tax assets:
Foundation contribution	$ 4,186	$ 7,402
ACL	1,264	2,246
Salaries and employee benefits	2,071	1,612
ESOP compensation	1,004	949
Other	4,179	4,194
Gross deferred income tax assets	12,704	16,403
Valuation allowance	(1,824)	(1,926)
Gross deferred income tax asset, net of valuation allowance	10,880	14,477
Deferred income tax liabilities:
FHLB stock dividends	21,344	20,478
Fixed assets	5,015	3,650
Unrealized gain on AFS securities	4,417	14,712
Other	541	679
Gross deferred income tax liabilities	31,317	39,519
Net deferred tax liabilities	$ (20,437)	$ (25,042)